LS Opportunity Fund
Schedule of Investments
August 31, 2026 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 82.90% Shares Fair Value
Communication Services — 11.31%
Alphabet, Inc., Class A
(a)
11,232 $ 3,811,579
Meta Platforms, Inc., Class A 5,363 3,069,460
Netflix, Inc.
(b)
24,941 2,021,468
8,902,507
Consumer Discretionary — 5.46%
Amazon.com, Inc.
(b)
10,975 2,850,976
Hilton Worldwide Holdings, Inc. 1,697 536,727
TJX Cos., Inc. (The) 6,817 912,864
4,300,567
Consumer Staples — 3.95%
Coca-Cola Co. (The) 14,873 1,318,789
Constellation Brands, Inc., Class A 7,517 981,871
Philip Morris International, Inc. 4,323 809,698
3,110,358
Financials — 8.16%
MasterCard, Inc., Class A
(a)
3,414 2,011,904
Tradeweb Markets, Inc., Class A 5,578 600,751
U.S. Bancorp
(a)
23,299 1,434,752
Visa, Inc., Class A
(a)
6,269 2,378,271
6,425,678
Health Care — 23.20%
Abbott Laboratories 16,246 1,792,908
Cigna Corp. (The) 4,446 1,227,452
Elevance Health, Inc. 2,947 1,156,815
Eli Lilly & Co. 1,347 1,558,115
Intuitive Surgical, Inc.
(b)
2,353 886,751
Johnson & Johnson
(a)
12,597 3,348,912
Merck & Co., Inc.
(a)
8,352 1,234,092
Quest Diagnostics, Inc. 3,615 868,685
Stryker Corp. 2,527 818,243
Thermo Fisher Scientific, Inc. 5,500 3,394,050
UnitedHealth Group, Inc. 5,092 1,982,876
18,268,899
Industrials — 1.36%
Uber Technologies, Inc.
(a) (b)
14,179 1,072,641
Information Technology — 29.46%
Accenture plc, Class A 6,794 1,289,229
Apple, Inc. 11,161 3,536,363
Broadcom, Inc. 5,805 2,149,824
KLA Corp. 5,238 919,007
Lam Research Corp.
(a)
8,381 2,526,788
Microsoft Corp.
(a)
12,073 6,124,512
Nvidia Corp. 7,487 1,652,980
Salesforce, Inc. 7,898 2,034,051
Synopsys, Inc.
(b)
1,768 777,195

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 82.90% - continued Shares Fair Value
Information Technology — 29.46% - continued
Texas Instruments, Inc. 8,382 $ 2,186,948
23,196,897
Total Common Stocks - Long - Domestic (Cost $60,322,364) 65,277,547
COMMON STOCKS - LONG - INTERNATIONAL — 18.12%
Consumer Discretionary — 3.68%
Amadeus IT Group S.A. 9,475 640,914
Compass Group plc 44,582 1,366,438
LVMH Moet Hennessy Louis Vuitton S.E. 1,680 884,796
2,892,148
Consumer Staples — 2.74%
Diageo plc 34,665 802,700
Unilever plc 20,891 1,351,897
2,154,597
Industrials — 3.39%
Experian plc 16,275 671,252
Safran S.A. 5,101 1,997,255
2,668,507
Information Technology — 8.31%
Constellation Software, Inc. 297 672,607
Dassault Systems S.A. 25,881 686,792
SAP S.E. 7,992 1,772,596
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
(a)
8,205 3,407,700
6,539,695
Total Common Stocks - Long - International
(Cost $13,340,828) 14,254,947
MONEY MARKET FUNDS — 2.13% Shares
Invesco Treasury Portfolio, Institutional Class, 3.66%
(c)
1,675,632 1,675,632
Total Money Market Funds (Cost $1,675,632) 1,675,632
Total Investments — 103.15%
    (Cost $75,338,824) 81,208,126
Liabilities in Excess of Other Assets — (3.15)% (2,477,172)
NET ASSETS — 100.00% $ 78,730,954
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2026 was $15,601,417.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ADR - American Depositary Receipt

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
1
Rate Paid
(Received)
2
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
360 Security Technology, Inc. Morgan Stanley 7/17/28 8.07% $ (22,538) $ (325)
ACWA Power Co. Morgan Stanley 7/17/28 0.01% (56,548) (2,471)
Agricultural Bank of China Morgan Stanley 7/17/28 4.82% (95,472) (5,290)
AIA Group Ltd. Morgan Stanley 7/17/28 (3.23)% (105,440) (5,320)
Anhui Jianghuai Auto Group Morgan Stanley 7/17/28 9.92% (14,439) 653
AUO Corp. Morgan Stanley 7/17/28 17.50% (24,741) (619)
BAIC Bluepark New Energy Morgan Stanley 7/17/28 11.87% (14,149) 99
Banco De Credito E Inversion Morgan Stanley 7/17/28 3.87% (62,446) 3,707
Banco Santander Chile Morgan Stanley 7/17/28 3.87% (71,464) 122
Beone Medicines Ltd. Morgan Stanley 7/17/28 (3.23)% (47,854) 1,199
Ccoop Group Co. Ltd. Morgan Stanley 7/17/28 14.92% (12,904) 130
China CSSC Holdings Ltd. Morgan Stanley 7/17/28 1.82% (51,624) (1,177)
China Everbright Bank Co. Morgan Stanley 7/17/28 6.12% (39,553) (123)
China Galaxy Securities Co. Morgan Stanley 7/17/28 16.62% (10,223) (370)
China International Capital Corp. Morgan Stanley 7/17/28 15.62% (31,012) (907)
China Life Insurance Co. Morgan Stanley 7/17/28 10.87% (14,820) (746)
China Minsheng Banking Morgan Stanley 7/17/28 7.02% (35,728) (1,681)
China Steel Corp. Morgan Stanley 7/17/28 (2.63)% (18,386) (262)
China Three Gorges Renewables Morgan Stanley 7/17/28 14.27% (24,141) (227)
China Zheshang Bank Co. Ltd. Morgan Stanley 7/17/28 0.92% (17,953) (87)
CIMB Group Holdings Bhd Morgan Stanley 7/17/28 3.37% (37,605) (402)
CNPC Capital Co. Ltd. Morgan Stanley 7/17/28 14.02% (32,507) (2,718)
CSC Financial Co. Ltd. Morgan Stanley 7/17/28 15.57% (37,315) (911)
CSI Solar Co. Ltd. Morgan Stanley 7/17/28 16.52% (18,139) 2,213
Dar Al Arkan Real Estate
Development Morgan Stanley 7/17/28 0.31% (43,275) (1,045)
Doosan Co. Ltd. Morgan Stanley 7/18/28 (1.51)% (23,022) (978)
Doosan Enerbility Co. Ltd. Morgan Stanley 7/18/28 (3.23)% (124,544) (11,362)
East Money Information Co. Morgan Stanley 7/17/28 8.87% (36,198) (574)
Ecopro BM Co. Ltd. Morgan Stanley 7/18/28 5.37% (34,855) (5,021)
Ecopro Co. Ltd. Morgan Stanley 7/18/28 0.37% (61,082) (4,970)
Embraer S.A. Morgan Stanley 7/17/28 (2.63)% (19,476) 1,449
Eneva S.A. Morgan Stanley 7/17/28 (2.63)% (18,485) (1,228)
Everbright Securities Co. Morgan Stanley 7/17/28 15.12% (12,637) (513)
Formosa Chemicals & Fibre Morgan Stanley 7/17/28 (2.26)% (14,872) (2,341)
Formosa Plastics Corp. Morgan Stanley 7/17/28 (2.51)% (35,025) (4,597)
Galaxy Entertainment Group Morgan Stanley 7/17/28 (3.23)% (31,128) (142)
Gamuda Bhd Morgan Stanley 7/17/28 9.50% (21,792) (619)
Ganfeng Lithium Group Co. Morgan Stanley 7/17/28 8.07% (32,566) (380)
Genscript Biotech Corp. Morgan Stanley 7/17/28 (3.23)% (21,617) (4,289)
Gotion High-Tech Co. Ltd. Morgan Stanley 7/17/28 11.47% (14,396) 23
Guangdong HEC Technology Morgan Stanley 7/17/28 14.67% (30,462) 2,676
Guolian Minsheng Securities Morgan Stanley 7/17/28 20.32% (11,950) (166)
Hainan Airlines Holding Co. Morgan Stanley 7/17/28 14.27% (17,800) 98
COMMON STOCKS - LONG - DOMESTIC — 82.90% - continued Shares Fair Value
Information Technology — 29.46% - continued
Texas Instruments, Inc. 8,382 $ 2,186,948
23,196,897
Total Common Stocks - Long - Domestic (Cost $60,322,364) 65,277,547
COMMON STOCKS - LONG - INTERNATIONAL — 18.12%
Consumer Discretionary — 3.68%
Amadeus IT Group S.A. 9,475 640,914
Compass Group plc 44,582 1,366,438
LVMH Moet Hennessy Louis Vuitton S.E. 1,680 884,796
2,892,148
Consumer Staples — 2.74%
Diageo plc 34,665 802,700
Unilever plc 20,891 1,351,897
2,154,597
Industrials — 3.39%
Experian plc 16,275 671,252
Safran S.A. 5,101 1,997,255
2,668,507
Information Technology — 8.31%
Constellation Software, Inc. 297 672,607
Dassault Systems S.A. 25,881 686,792
SAP S.E. 7,992 1,772,596
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
(a)
8,205 3,407,700
6,539,695
Total Common Stocks - Long - International
(Cost $13,340,828) 14,254,947
MONEY MARKET FUNDS — 2.13% Shares
Invesco Treasury Portfolio, Institutional Class, 3.66%
(c)
1,675,632 1,675,632
Total Money Market Funds (Cost $1,675,632) 1,675,632
Total Investments — 103.15%
    (Cost $75,338,824) 81,208,126
Liabilities in Excess of Other Assets — (3.15)% (2,477,172)
NET ASSETS — 100.00% $ 78,730,954
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2026 was $15,601,417.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ADR - American Depositary Receipt

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
Underlying Instrument Counterparty
Termination
Date
1
Rate Paid
(Received)
2
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Hainan Airport Infrastructure Morgan Stanley 7/17/28 13.42% $ (15,629) $ 362
Hangzhou Silan Microelectronics Morgan Stanley 7/17/28 13.62% (25,333) 292
Hanjin KAL Corp. Morgan Stanley 7/18/28 (1.13)% (37,059) (5,690)
HD Hyundai Heavy Industries Morgan Stanley 7/18/28 2.25% (87,032) 3,428
Henderson Land Development Morgan Stanley 7/17/28 (3.23)% (24,256) 300
Hengli Petrochemical Co. Morgan Stanley 7/17/28 15.92% (50,046) (4,392)
HLB Co. Ltd. Morgan Stanley 7/18/28 26.37% (50,740) 7,127
Hua Hong Grace Semiconductors Morgan Stanley 7/17/28 9.92% (23,602) 595
Hua Nan Financial Holdings
Co. Ltd. Morgan Stanley 7/17/28 (2.13)% (12,549) (1,038)
iFlytek Co. Ltd. Morgan Stanley 7/17/28 11.62% (3,052) 40
Inner Mongolia Baotou Steel Morgan Stanley 7/17/28 11.62% (31,683) (703)
Innolux Corp. Morgan Stanley 7/17/28 4.12% (58,870) (958)
Innovent Biologics, Inc. Morgan Stanley 7/17/28 (3.23)% (36,965) (2,715)
Jabal Omar Development Co. Morgan Stanley 7/17/28 2.62% (34,489) (489)
Jiangsu Eastern Shenghong Morgan Stanley 7/17/28 12.42% (29,503) (3,899)
Korea Aerospace Industries Morgan Stanley 7/18/28 1.62% (70,311) 2,407
Korea Electric Power Corp. Morgan Stanley 7/18/28 4.12% (68,585) (743)
Link REIT Morgan Stanley 7/17/28 (3.23)% (20,197) (30)
Makkah Construction &
Development Morgan Stanley 7/17/28 2.62% (24,590) (1,923)
Mega Financial Holding Co. Ltd. Morgan Stanley 7/17/28 (3.23)% (26,420) (2,090)
MISC Bhd Morgan Stanley 7/17/28 18.25% (31,890) 204
Muyuan Foods Group Co. Ltd. Morgan Stanley 7/17/28 8.67% (18,939) (1,274)
Nan Ya Plastics Corp. Morgan Stanley 7/17/28 (2.96)% (56,335) (12,404)
Nanya Technology Corp. Morgan Stanley 7/17/28 2.25% (48,354) (3,038)
Nexchip Semiconductor Corp. Morgan Stanley 7/17/28 12.17% (43,693) 4,713
NIO, Inc. Morgan Stanley 7/17/28 (3.23)% (26,732) 1,876
POSCO Future M Co. Ltd. Morgan Stanley 7/18/28 2.25% (51,357) (14,902)
Power Construction Corp. of
China Morgan Stanley 7/17/28 16.62% (17,828) 85
Powerchip Semiconductor
Manufacturing Corp. Morgan Stanley 7/17/28 1.62% (15,270) (896)
Range Intelligent Computing Morgan Stanley 7/17/28 15.82% (43,533) 1,894
Rongsheng Petrochemical Co. Morgan Stanley 7/17/28 6.27% (37,004) (5,930)
Samsung Heavy Industries Morgan Stanley 7/18/28 (3.23)% (40,266) (537)
Saudi Arabian Mining Co. Morgan Stanley 7/17/28 (2.88)% (49,977) (22)
Saudi Basic Industries Corp. Morgan Stanley 7/17/28 (2.82)% (16,342) (293)
Seres Group Co. Morgan Stanley 7/17/28 5.07% (19,209) 716
Shanghai Electric Group Co. Morgan Stanley 7/17/28 9.02% (13,486) (21)
Shanghai Pudong Development
Bank Morgan Stanley 7/17/28 8.22% (68,203) (1,947)
Shanghai Zhangjiang High-tech
Industrial Development Morgan Stanley 7/17/28 16.62% (24,575) 1,455
Shenwan Hongyuan Group Co. Morgan Stanley 7/17/28 7.12% (10,182) (422)

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
Underlying Instrument Counterparty
Termination
Date
1
Rate Paid
(Received)
2
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
SK Innovation Co. Ltd. Morgan Stanley 7/18/28 (2.13)% $ (19,841) $ 324
TCL Zhonghuan Renewable
Energy Morgan Stanley 7/17/28 14.32% (147) 5
Tenaga Nasional Bhd Morgan Stanley 7/17/28 2.93% (16,697) 172
Tianfeng Securities Co. Ltd. Morgan Stanley 7/17/28 15.97% (22,173) (1,508)
Tianshui Huatian Technologies Morgan Stanley 7/17/28 16.62% (26,608) 2,084
TS Financial Holding Co. Ltd. Morgan Stanley 7/17/28 (3.23)% (50,585) (5,086)
United Nova Technology Co. Morgan Stanley 7/17/28 7.57% (24,713) 1,599
Wens Foodstuff Group Co. Morgan Stanley 7/17/28 (0.03)% (14,833) (469)
Winbond Electronics Corp. Morgan Stanley 7/17/28 1.62% (22,096) (930)
Xpeng , Inc. Morgan Stanley 7/17/28 (3.23)% (19,280) 975
Yonyou Network Technology Morgan Stanley 7/17/28 15.62% (16,617) 1,512
YTL Power International Bhd Morgan Stanley 7/17/28 13.93% (43,097) (8,107)
Zheshang Securities Co. Ltd. Morgan Stanley 7/17/28 13.77% (9,734) (238)
Zhongtai Securities Co. Ltd. Morgan Stanley 7/17/28 16.32% (15,026) (555)
Total Return Swaps (Cost $–) $(3,167,716) $ (100,576)
1 Agreements may be terminated at will by either party without penalty.
2 Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (31.04)% Sh ar e s F air V alu e
Communication Services - (2.14)%
AST SpaceMobile, Inc.
(a)
(4,458) $ (263,468)
EchoStar Corp., Class A
(a)
(2,708) (234,079)
Liberty Media Corp.
(a)
(3,196) (319,440)
Live Nation Entertainment, Inc.
(a)
(648) (116,569)
Roblox Corp., Class A
(a)
(8,431) (348,116)
Snap, Inc., Class A
(a)
(8,700) (48,285)
Take-Two Interactive Software, Inc.
(a)
(1,634) (358,990)
(1,688,947)
Consumer Discretionary - (1.64)%
Carvana Co.
(a)
(6,743) (495,341)
DraftKings, Inc., Class A
(a)
(6,270) (152,298)
Dutch Bros, Inc.
(a)
(1,669) (81,547)
Flutter Entertainment plc
(a)
(200) (20,036)
GameStop Corp., Class A
(a)
(2,923) (53,725)
Hyatt Hotels Corp., Class A (519) (86,658)
Planet Fitness, Inc., Class A
(a)
(346) (17,854)
Rivian Automotive, Inc., Class A
(a)
(17,418) (279,733)
Royal Caribbean Group (395) (106,152)
(1,293,344)
Energy - (0.85)%
DT Midstream, Inc. (434) (56,863)
Targa Resources Corp. (1,559) (457,800)
TechnipFMC plc (700) (54,705)
Uranium Energy Corp.
(a)
(8,600) (105,264)
(674,632)
Financials - (6.23)%
Affirm Holdings, Inc., Class A
(a)
(5,125) (381,556)
Annaly Capital Management, Inc. (1,371) (31,423)
Apollo Asset Management, Inc., Class A (2,691) (367,537)
Bank of New York Mellon Corp. (The) (2,503) (403,684)
Blue Owl Capital, Inc. (11,732) (143,600)
Capital One Financial Corp. (126) (27,028)
Coinbase Global, Inc., Class A
(a)
(3,444) (647,885)
Fidelity National Information Services, Inc. (3,193) (130,179)
Fifth Third Bancorp (325) (17,475)
Goldman Sachs Group, Inc. (The) (351) (360,091)
KeyCorp (2,500) (54,025)
KKR & Co., Inc. (5,730) (628,696)
Reinsurance Group of America, Inc. (1,136) (279,502)
Robinhood Markets, Inc., Class A
(a)
(6,625) (694,366)
Rocket Companies, Inc., Class A
(a)
(17,626) (236,365)
SoFi Technologies, Inc.
(a)
(22,457) (401,531)
StoneX Group, Inc.
(a)
(211) (14,449)
The Carlyle Group, Inc. (1,664) (80,521)
(4,899,913)
Health Care - (2.19)%
Alnylam Pharmaceuticals, Inc.
(a)
(639) (153,801)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (31.04)% - continued Sh ar e s F air V alu e
Health Care - (2.19)% - continued
Arrowhead Pharmaceuticals, Inc.
(a)
(600) $ (49,434)
Axsome Therapeutics, Inc.
(a)
(89) (17,668)
Bridgebio Pharma, Inc.
(a)
(1,911) (146,363)
Cytokinetics, Inc.
(a)
(1,400) (99,274)
Glaukos Corp.
(a)
(277) (49,738)
Guardant Health, Inc.
(a)
(1,836) (291,961)
HealthEquity, Inc.
(a)
(500) (48,270)
Insmed, Inc.
(a)
(1,556) (189,552)
Ionis Pharmaceuticals, Inc.
(a)
(1,160) (70,018)
Madrigal Pharmaceuticals, Inc.
(a)
(160) (86,405)
Natera, Inc.
(a)
(559) (179,976)
Praxis Precision Medicines, Inc.
(a)
(200) (70,060)
Repligen Corp.
(a)
(88) (15,926)
Revolution Medicines, Inc.
(a)
(805) (165,484)
Tempus AI, Inc., Class A
(a)
(900) (56,745)
Vaxcyte, Inc.
(a)
(600) (36,444)
(1,727,119)
Industrials - (2.77)%
Aerovironment, Inc.
(a)
(600) (89,010)
ATI, Inc.
(a)
(100) (20,420)
Bloom Energy Corp., Class A
(a)
(2,127) (438,800)
Boeing Co. (The)
(a)
(2,837) (589,472)
Carpenter Technology Corp. (176) (83,850)
DuPont de Nemours, Inc. (1,316) (177,120)
FTAI Aviation Ltd. (535) (101,704)
Kratos Defense & Security Solutions, Inc.
(a)
(4,203) (214,269)
Planet Labs PBC, Class A
(a)
(1,982) (39,343)
QXO, Inc.
(a)
(14,829) (196,929)
Rocket Lab Corp.
(a)
(2,451) (156,668)
RTX Corp. (349) (72,498)
(2,180,083)
Information Technology - (9.66)%
Applied Digital Corp.
(a)
(6,630) (168,468)
Applied Optoelectronics, Inc.
(a)
(915) (98,537)
Aurora Innovation, Inc.
(a)
(13,952) (78,550)
Cipher Mining, Inc.
(a)
(1,291) (20,010)
Cloudflare, Inc., Class A
(a)
(2,083) (635,544)
Coherent Corp.
(a)
(338) (93,907)
CoreWeave, Inc., Class A
(a)
(3,196) (271,308)
D-Wave Quantum, Inc.
(a)
(11,246) (193,431)
Guidewire Software, Inc.
(a)
(2,138) (437,755)
Hut 8 Corp.
(a)
(1,336) (105,063)
Intel Corp.
(a)
(6,285) (562,570)
IonQ, Inc.
(a)
(13,138) (516,455)
Lumentum Holdings, Inc.
(a)
(330) (301,871)
Marvell Technology, Inc. (3,034) (642,176)
MaxLinear, Inc.
(a)
(263) (15,756)
Nutanix, Inc., Class A
(a)
(2,210) (151,540)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (31.04)% - continued Sh ar e s F air V alu e
Information Technology - (9.66)% - continued
Okta, Inc.
(a)
(1,288) $ (222,876)
Rigetti Computing, Inc.
(a)
(8,655) (135,537)
Riot Platforms, Inc.
(a)
(4,246) (80,653)
Rubrik, Inc., Class A
(a)
(4,621) (429,938)
Semtech Corp.
(a)
(300) (39,888)
SiTime Corp.
(a)
(294) (166,234)
Snowflake, Inc., Class A
(a)
(1,968) (652,254)
Strategy, Inc., Class A
(a)
(6,552) (871,023)
TeraWulf, Inc.
(a)
(4,904) (74,198)
Twilio, Inc., Class A
(a)
(571) (134,545)
Unity Software, Inc.
(a)
(3,581) (150,760)
Zscaler, Inc.
(a)
(1,857) (349,831)
(7,600,678)
Materials - (1.93)%
Cleveland-Cliffs, Inc.
(a)
(5,912) (68,283)
Coeur Mining, Inc. (22,956) (477,026)
Hecla Mining Co. (18,349) (364,595)
International Flavors & Fragrances, Inc. (1,283) (110,761)
MP Materials Corp.
(a)
(9,193) (503,317)
(1,523,982)
Real Estate - (3.23)%
Alexandria Real Estate Equities, Inc. (700) (35,903)
American Healthcare, Inc. (365) (20,152)
BXP, Inc. (300) (20,397)
Camden Property Trust (841) (88,978)
Digital Realty Trust, Inc. (2,813) (522,065)
Healthpeak Properties, Inc. (3,353) (69,809)
Kimco Realty Corp. (3,164) (75,018)
Realty Income Corp. (2,397) (146,888)
Sun Communities, Inc. (2,619) (317,999)
UDR, Inc. (4,696) (173,517)
Ventas, Inc. (4,907) (447,371)
Welltower, Inc. (2,479) (585,639)
Zillow Group, Inc., Class C
(a)
(1,322) (46,217)
(2,549,953)
Utilities - (0.40)%
Constellation Energy Corp. (749) (205,803)
NextEra Energy, Inc. (700) (57,638)
Public Service Enterprise Group, Inc. (500) (36,665)
Vistra Corp. (115) (15,797)
(315,903)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $24,617,453) (24,454,554)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.23)%
Communication Services - (0.28)%
Cellnex Telecom S.A. (2,498) (76,853)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.23)% - continued Sh ar e s F air V alu e
Communication Services - (0.28)% - continued
Softbank Group Corp. (4,400) $ (143,221)
(220,074)
Consumer Discretionary - (0.27)%
Rakuten, Inc.
(a)
(7,200) (34,974)
Sea Ltd. - ADR
(a)
(1,573) (178,504)
(213,478)
Consumer Staples - (0.05)%
Aeon Co. Ltd. (1,000) (8,491)
Shiseido Co. Ltd. (1,200) (27,988)
(36,479)
Energy - (0.06)%
Keyera Corp. (500) (21,685)
Pembina Pipeline Corp. (400) (19,499)
(41,184)
Financials - (1.03)%
Assicurazioni Generali S.p.A. (363) (18,797)
Banque Cantonale Vaudoise (114) (18,292)
Commonwealth Bank of Australia (1,699) (194,718)
Deutsche Boerse A.G. (50) (16,730)
Euronext N.V. (114) (21,603)
Helvetia Holding A.G. (165) (43,765)
Infratil Ltd. (8,702) (74,263)
Insurance Australia Group Ltd. (6,862) (38,609)
London Stock Exchange Group plc (867) (105,726)
Macquarie Group Ltd. (568) (102,018)
National Australia Bank Ltd. (2,064) (57,148)
St. James's Place plc (1,357) (21,806)
Swiss Life Holding A.G. (43) (48,888)
Westpac Banking Corp. (2,025) (50,146)
(812,509)
Health Care - (0.14)%
Grifols S.A. (2,644) (30,203)
Legend Biotech Corp. - ADR
(a)
(400) (8,312)
Sigma Healthcare Ltd. (37,476) (72,255)
(110,770)
Industrials - (1.02)%
Aeroports de Paris (165) (20,704)
AtkinsRealis Group, Inc. (700) (42,426)
Auckland International Airport Ltd. (15,052) (78,837)
Bombardier, Inc.
(a)
(100) (21,634)
Ferrovial N.V. (1,262) (73,899)
Getlink S.E. (1,466) (32,107)
Grab Holdings Ltd.
(a)
(5,520) (19,541)
IHI Corp. (2,500) (41,971)
Kawasaki Heavy Industries Ltd. (1,000) (16,156)
Keppel Corp. Ltd. (4,300) (39,241)
Melrose Industries plc (6,379) (44,530)
MTU Aero Engines A.G. (185) (75,681)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.23)% - continued Sh ar e s F air V alu e
Industrials - (1.02)% - continued
Rolls-Royce Holdings plc (5,544) $ (114,945)
Tokyo Metro Co. Ltd. (3,800) (34,990)
Transurban Group (14,427) (147,868)
(804,530)
Information Technology - (0.20)%
Kioxia Holdings Corp.
(a)
(100) (31,292)
Nebius Group N.V., Class A
(a)
(439) (90,574)
NEXTDC Ltd.
(a)
(2,148) (21,261)
Rohm Co. Ltd. (500) (15,239)
(158,366)
Materials - (0.20)%
Equinox Gold Corp. (1,200) (15,498)
First Majestic Silver Corp. (1,000) (20,636)
Hudbay Minerals, Inc. (800) (22,898)
Iamgold Corp.
(a)
(800) (16,364)
OR Royalties, Inc. (400) (14,774)
Resonac Holdings Corp. (200) (19,837)
Svenska Cellulosa A.B. (3,457) (41,259)
(151,266)
Real Estate - (0.60)%
Azrieli Group Ltd. (295) (39,081)
CapitaLand Integrated Commercial Trust (20,600) (38,409)
CapitaLand Investment Ltd. (17,400) (36,276)
GPT Group (The) (9,688) (32,636)
Hongkong Land Holdings Ltd. (8,500) (69,275)
Land Securities Group plc (1,984) (18,455)
Sagax A.B. (875) (15,120)
Scentre Group (18,706) (48,133)
Swiss Prime Site A.G. (477) (73,706)
Unibail-Rodamco-Westfield (399) (45,171)
Vicinity Centres (11,447) (20,429)
Vonovia S.E. (1,409) (31,513)
(468,204)
Utilities - (0.38)%
APA Group (4,058) (31,674)
Capital Power Corp. (300) (13,816)
EDP Renewables S.A. (2,231) (35,408)
Elia Group S.A. (230) (34,285)
Enlight Renewable Energy Ltd.
(a)
(380) (29,656)
Fortum OYJ (583) (14,035)
Meridian Energy Ltd. (5,077) (16,616)
Orsted A/S
(a)
(1,867) (39,444)
Severn Trent plc (857) (36,531)
United Utilities Group plc (2,219) (43,025)
(294,490)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.23)% - continued Sh ar e s F air V alu e
Utilities - (0.38)% - continued
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $3,349,354) (3,311,350)
TOTAL SECURITIES SOLD SHORT - (35.27)% (Proceeds Received $27,966,807 ) $ (27,765,904)
(a) Non-dividend expense producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.